Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Percentage of salvage value of plant and equipment	10.00%				10.00%
Impairment of long-lived assets (in Dollars)
Percentage of contributions rate	5.00%	5.00%
Transportation costs and customs expense	$ 293,515	$ 2,301,743	$ 2,597,733
Research and development cost	465,599	3,651,226	2,350,587
Net loss	(1,893,566)	(14,849,336)	(8,457,024)
Net cash outflows from operating activities	(1,596,488)	$ (12,519,654)	(22,840,814)
Accumulated losses	(4,364,550)				$ (34,226,792)	$ (19,377,456)
Short-term bank and other borrowings	3,067,648				24,056,502	23,549,661
Cash and cash equivalents	$ 3,689,038		$ 21,016,175	$ 3,975,108	28,929,438	$ 31,172,798	$ 44,637,131
Working capital					$ 6,663,357
US [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Exchange rate	0.01				0.01
HK [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Exchange rate	0.07842				0.07842
Minimum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Contributions of employee income					$ 7,100
Payment term	30 days	30 days
Employee’s monthly income					1,500
Maximum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Contributions of employee income					30,000
Payment term	90 days	90 days
Employee’s monthly income					$ 30,000